Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements as of December 31, 2024 of the Company include the following entities:

Name	Background	% of Ownership
SFHG or the Company	— Incorporated in Cayman Island — Incorporated on January 20, 2022 — Holding company	Parent

New Achiever	— Incorporated in BVI — Incorporated on January 13, 2022 — Intermediate holding company	100% owned by SFHG

Samfine HK	— Incorporated in Hong Kong — Incorporated on March 12, 1997 — Provision of commercial printing services	100% owned by New Achiever

Samfine SZ	— Incorporated in PRC — Established on February 5, 1993 — Provision of commercial printing services	100% owned by Samfine HK

Samfine SZ Technology	— Incorporated in PRC — Incorporated on April 21, 2021 — Printing and trading of personalized printing products	100% owned by Samfine SZ